Share based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number Of Stock Options Outstanding	358,660	421,000	1,169,500	1,297,000
Number Of Stock Options Exercisable	358,660	421,000	1,119,000
Average Remaining Contractual Life (years)	2 years 8 months 12 days
Exercise Price	$ 0.56	$ 0.83	$ 1.48	$ 1.58
Options 1
Number Of Stock Options Outstanding	21,360
Number Of Stock Options Exercisable	21,360
Average Remaining Contractual Life (years)	4 years 6 months
Exercise Price	$ 0.44
Options 2
Number Of Stock Options Outstanding	8,500
Number Of Stock Options Exercisable	8,500
Average Remaining Contractual Life (years)	4 years 2 months 12 days
Exercise Price	$ 0.49
Options 3
Number Of Stock Options Outstanding	16,000
Number Of Stock Options Exercisable	16,000
Average Remaining Contractual Life (years)	3 years 8 months 12 days
Exercise Price	$ 0.51
Options 4
Number Of Stock Options Outstanding	100,000
Number Of Stock Options Exercisable	100,000
Average Remaining Contractual Life (years)	2 years 6 months
Exercise Price	$ 0.52
Options 5
Number Of Stock Options Outstanding	30,000
Number Of Stock Options Exercisable	30,000
Average Remaining Contractual Life (years)	3 years 1 month 6 days
Exercise Price	$ 0.55
Options 6
Number Of Stock Options Outstanding	150,000
Number Of Stock Options Exercisable	150,000
Average Remaining Contractual Life (years)	1 year 9 months 18 days
Exercise Price	$ 0.59
Options 7
Number Of Stock Options Outstanding	18,050
Number Of Stock Options Exercisable	18,050
Average Remaining Contractual Life (years)	5 years
Exercise Price	$ 0.62
Options 8
Number Of Stock Options Outstanding	14,750
Number Of Stock Options Exercisable	14,750
Average Remaining Contractual Life (years)	4 years 8 months 12 days
Exercise Price	$ 0.68